CURRENCY GAINS / (LOSSES)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
CURRENCY GAINS / (LOSSES)
NOTE 10 - CURRENCY GAINS / (LOSSES)
Currency gains and losses, which are included in Income from operations, are as follows:

(in millions of Euros)	Notes	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Included in Revenue	24	(7)	2	2
Included in Cost of sales		1	2	(4)
Included in Other gains / (losses) - net		9	7	(4)
Total		3	11	(6)
Realized exchange gains / (losses) on foreign currency derivatives - net	24	1	11	(15)
Unrealized gains / (losses) on foreign currency derivatives - net	24	1	(3)	17
Exchange gains / (losses) from the remeasurement of monetary assets and liabilities - net		1	3	(8)
Total		3	11	(6)

See NOTE 23 - Financial Instruments and NOTE 24 - Financial Risk Management for further information regarding the Company’s foreign currency derivatives and hedging activities.
Foreign currency translation reserve

(in millions of Euros)	At December 31, 2019	At December 31, 2018
Foreign currency translation reserve at January 1	3	(7)
Effect of currency translation differences	1	10
Foreign currency translation reserve at December 31	4	3